U.S. BANCORP FUND SERVICES, LLC
                        2020 E. FINANCIAL WAY, SUITE 100
                               GLENDORA, CA 91740

November 8, 2004

VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         RE:      MATRIX ADVISORS VALUE FUND, INC
                  Rule 497(j);
                  (File Nos. 002-84222; 811-03758)
                  CIK No. 0000720498

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for Matrix Advisors Value Fund, Inc. (the "Fund"), does not differ from that contained in Post-Effective Amendment No. 25 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on October 28, 2004.

If you have any questions, please do not hesitate to call me at (626) 914-7385.


Very truly yours,

/s/ Joy Ausili
Joy Ausili
Mutual Fund Administrator


cc:      Christopher Tafone, Esq.
         Conall Duffin